Consolidated Statements of (Loss) Income - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating expense
Project evaluation and corporate development	$ (582,253)	$ (822,864)
Depreciation	(174,007)	(44,000)
Filing and listing	(296,370)	(393,814)
Investor relations	(698,146)	(337,714)
Professional fees	(540,371)	(498,207)
Salaries and benefits	(1,828,059)	(1,688,687)
Office and administration	(1,716,546)	(678,529)
Share-based compensation	(941,647)	(1,482,170)
Total operating expense	(6,777,399)	(5,945,985)
Other income (expense)
Income from investments	220,112	395,543
Loss on disposal of plant and equipment	(14,804)	(1,944)
Loss on disposal of mineral property interest	(85,052)
Foreign exchange gain (loss)	185,475	(1,021,628)
Other expense		(360)
Total other income (expense)	305,731	(628,389)
Net loss	(6,471,668)	(6,574,374)
Attributable to:
Equity holders of the Company	(6,420,885)	(6,566,440)
Non-controlling interests	(50,783)	(7,934)
Net loss	$ (6,471,668)	$ (6,574,374)
Loss per share attributable to the equity holders of the Company
Loss per share - basic (in Dollars per share)	$ (0.04)	$ (0.04)
Weighted average number of common shares - basic (in Shares)	155,626,128	153,294,454